INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
Schedule of intangible assets

			Marketing
		Capitalized	rights for a
	Computer	development	medical
	software	cost	product	Total
	U.S. dollars in thousands
Cost:
Balance as of January 1, 2020	$875	$956	$375	$2,206
Additions	94	785	—	879
Balance as of December 31, 2020	969	1,741	375	3,085

Accumulated amortization:
Balance as of January 1, 2020	757	679	375	1,811
Amortization for the year	72	165	—	237
Balance as of December 31, 2020	829	844	375	2,048

Amortized balance as of December 31, 2020	$140	$897	$—	$1,037

Cost:
Balance as of January 1, 2019	$769	$806	$375	$1,950
Additions	106	150	—	256
Balance as of December 31, 2019	875	956	375	2,206

Accumulated amortization:
Balance as of January 1, 2019	716	561	375	1,652
Amortization for the year	41	118	—	159
Balance as of December 31, 2019	757	679	375	1,811

Amortized balance as of December 31, 2019	$118	$277	$—	$395